Principal Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	May 31, 2021 CNY (¥)	Apr. 01, 2021 CNY (¥)	Apr. 01, 2020 CNY (¥)
Principal Accounting Policies [Line Items]
Contract with Customer, Asset	¥ 0				¥ 0
Contract with Customer, Liability						¥ 3,900	¥ 7,700
Contract with Customer, Liability, Revenue Recognized	3,600		¥ 7,700
Unearned Revenue	7,000
Cost of Revenue	943,698	$ 148,865	823,686	¥ 611,470
Advertising Expense	81,000		83,000	69,000
Short-term Investments [Member]
Principal Accounting Policies [Line Items]
Short-term investments used as collateral	128,000
Short Term Borrowings Collateralized by Short Term Investments	111,000
Cost of product sales [Member]
Principal Accounting Policies [Line Items]
Cost of Revenue	930,400		820,300	610,600
Cost of services [Member]
Principal Accounting Policies [Line Items]
Cost of Revenue	¥ 13,300		¥ 3,400	¥ 900
CNY [Member]
Principal Accounting Policies [Line Items]
Foreign Currency Exchange Rate	6.3482		6.5713
Convenience translation exchange rate	6.3393